UNITED STATES SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

Form 13F

Form 13F COVER PAGE

Report for the Quarter ended: June 30, 2001

Not an amendment.

Institutional Investment Manager Filing this Report:
Name: Horizon Asset Management, Inc.
Address: 342 Madison Avenue
Suite 702
New York, N.Y. 10173

13F File Number: 28-6986

The institutional investment manager filing this report; and person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person signing this Report on Behalf of Reporting Manager:
Name: Andrew M. Fishman
Title: Director of Compliance and General Counsel
Phone: 212-499-7739
Signature, Place, and Date of Signing:
Andrew M. Fishman
New York, New York
November 8, 2001

Report Type: 13F HOLDINGS REPORT

List of Other Managers Reporting for this Manager: none

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.

Report Summary:
Number of Other Included Managers: none
Form 13F Information Table Entry Total: 169
Form Information Table Value Total: $259,705,360




NAME OF ISSUER					TITLE OF CLASS       CUSIP	VALUE
SHARES INV. DISCRET.
MARKET      SHARES DISC

ABBOTT LABORATORIES -
common-
002824100-
6895172
132983
 Sole
ACCENT COLOR SCIENCES INC -
common-
004305108-
1428
285500
 Sole
ACCESS PHARMACEUTICALS INC-
common-
00431M209
36928
13677
sole
ALLEGHANY CORP DEL NEW-
common-
017175100
3192756
16044
sole
ALLIANCE CAP MGMT HLDGS LP-
common-
01855A101
1770875
38750
sole
AMBASE CORP-
Common-
023164106
106820
116500
sole
AMBASSADORS INTERNATIONAL-
common-
G0450A105
172455
10300
sole
AMERICAN EXPRESS CO -
common-
025816109-
3401648
117056
 Sole
AMERICAN HOME PRODS CORP-
common-
026609107-
8511574
146121
sole
AMER INTL GROUP INC-
common-
026874107-
10712286
137337
 Sole
AOL TIME WARNER-
common-
00184A105
233355
7050
sole
APPLIED MATERIALS-
common-
038222105-
344124
12100
 Sole
ARTESIAN RES CORP CL A-
common-
043113208
392550
15000
sole
AUTOMATIC DATA PROCESSING INC -
common-
053015103-
1290401
27432
 Sole
AVERY DENNISON CORP-
common-
053611109
489185
10340
sole
BANK AMER CORP -
common-
060505104-
490034
8391
 Sole
BANK OF BERMUDA LTD-
common-
G07644100
321530
7400
sole
BANK OF NEW YORK INC-
common-
064057102-
2005065
57288
 Sole
BANK ONE CORP-
common-
06423A103
368546
11711
sole
BARRA INC-
common-
068313105-
7766687
184833
 Sole
BECTON DICKINSON & CO-
common-
075887109-
296000
8000
 Sole
BERKSHIRE HATHAWAY INC DEL CL B -
common-
084670207-
16426500
7050
 Sole
BKF CAPITAL GROUP INC-
common-
05548G102
426330
15790
sole
BOEING CO -
common-
097023105-
378483
11298
 Sole
BOYKIN LODGING CO-
common-
103430104
100800
12600
sole
BP AMOCO P L C SPONSORED ADR-
common-
055622104-
1779561
36192
 Sole
BRISTOL MYERS SQUIBB -
common-
110122108-
5111607
92002
 Sole
CABLEVISION SYS CORP-
common-
12686C109
788546
19261
sole
CACI INTL INC CL A-
common-
127190304
445479
8150
sole
CADBURY SCHWEPPES PLC ADR 10 ORD-
common-
127209302
401320
15800
sole
CAREMARK RX INC-
common-
141705103
525771
31521
sole
CENDANT CORP
Common
151313103
1080973
84451
sole
CENTRAL PACIFIC MINERALS ADR-
common-
154762306
522653
348435
sole
CERTEGY INC-
common-
156880106
353082
13601
sole
CHEVRON CORP-
common-
166751107-
660711
7796
 Sole
CHOICEPOINT INC -
common-
170388102-
787205
18905
 Sole
CINCINNATI FINANCIAL CORP-
common-
172062101-
1154113
27730
sole
CISCO SYSTEMS INC-
common-
17275R102
716184
58800
sole
CITIGROUP INC.-
common-
172967101-
1124971
27777
 Sole
CITY NATIONAL CORP-
common-
178566105
409925
9500
sole
CLARK/BARDES HOLDINGS INC-
common-
180668105
380642
17655
sole
COCA COLA CO -
common-
191216100-
352078
7515
 Sole
COLGATE PALMOLIVE CO-
common-
194162103-
940512
16146
 Sole
COMMONWEALTH TELEPHONE ENTERPRISE -
common-
203349105
467019
12708
sole
COMPUCOM SYSTEMS INC-
common-
204780100
46800
18000
sole
CORNING INC -
common-
219350105-
532728
60400
 Sole
DANAHER CORP -
common-
235851102-
771393
16350
 Sole
DELL COMPUTER CORP-
common-
247025109
296480
16000
sole
DELUXE CORP-
common-
248019101
1749624
50655
sole
DISNEY WALT CO -
common-
254687106-
2338818
125608
 Sole
DUFF & PHELPS UTIL & CORPORATE BD TR INC-
common
26432K108
670810
51800
sole
ELECTRONIC DATA SYS CORP NEW-
Common-
285661104
536934
9325
sole
EMERSON ELEC CO-
common-
291011104
251112
5336
sole
EQUIFAX INC-
common-
294429105-
740468
33811
 Sole
EQUITY OFFICE PROPERTIES TR-
common-
294741103
762208
23819
sole
EXXON MOBIL CORP-
common-
302290101
3908638
99204
sole
FEDERAL AGRIC MTG CORP CL C-
common-
313148306
5360261
160583
 Sole
FEDERAL NATIONAL MTG ASSOC-
common-
313586109
2261695
28250
sole
FIFTH THIRD BANCORP -
common-
316773100-
302420
4919
 Sole
FINOVA GROUP INC-
common-
317928109
178377
159865
sole
FOREST CITY ENTERPRISES CL A -
common-
345550107-
582000
12125
 Sole
FRANCO NEV MNG LTD-
common-
351860101
942395
65650
sole
FREDDIE MAC USDO.21-
common-
313400301
2819440
43376
sole
GANNETT CO INC
Common-
364730101
228418
3800
 Sole
GEMSTAR TV GUIDE INTL INC-
common-
36866W106
258221
13101
sole
GENERAL ELECTRIC CO-
common-
369604103-
2750811
73947
 Sole
GENERAL MILLS INC -
common-
370334104-
616980
13560
 Sole
GENUINE PARTS CO-
common-
372460105
749984
23540
sole
GIGA INFORMATION GROUP INC-
common-
37517M109
17949
19300
sole
GREAT LAKES REIT INC-
common-
390752103
281990
17300
sole
GROUPE BRUXELLES LAMBERT SA-
common-
B4741139
9601184
197050
sole
GUIDANT CORP-
common-
401698105
412874
10724
sole
HARRIS CORP DEL-
common-
413875105-
854367
26850
 Sole
HEINZ H J CO-
common-
423074103
499899
11860
sole
HONEYWELL INTL INC-
common-
438516106
860342
32589
sole
IMS HEALTH INC-
common-
449934108-
400885
16003
 Sole
INTERNATIONAL BUSINESS MACHINES CORP-
common-
459200101
1693793
18467
sole
INTERNATIONAL FLAVORS & FRAGRANCES INC-
common-
459506101
6383517
230535
sole
JOHNSON & JOHNSON -
common-
478160104-
8794418
158744
 Sole
KEYCORP NEW-
common-
493267108
236572
9800
sole
KINDER MORGAN ENERGY PARTNERS LP-
common-
494550106
754498
21800
sole
KINETICS MUT FDS INC NEW PARADIGM-
common-
494613607
231735
22831
sole
KONINKLIJKE PHILIPS ELECTRS N V
SPONSORED ADR-
common-
500472303
367068
19019
 Sole
KROLL INC-
common-
501049100
1429160
125475
sole
LSI LOGIC INC-
common-
502161102
186791
15897
sole
LEHMAN BROS HLDGS CORP-
common-
524908100
341100
6000
sole
LEUCADIA NATIONAL CORP-
common-
527288104
2123160
68050
sole
LIBERTY LIVEWIRE CORP CL A-
common-
530709104
73054
10855
sole
LIBERTY MEDIA SER A-
common-
530718105
1120801
88252
sole
LILLY ELI & CO-
common-
532457108
626878
7768
sole
LVMH MOET HENNESSY LOUIS VUITTON SP
ADR-
common-
502441207-
301787
46450
sole
LYNCH INTERACTIVE CORP-
common-
551146103
687308
13885
sole
M & T BANK CORP-
common-
55261F104
2637730
35645
sole
MANULIFE FINANCIAL CORP-
common-
56501R106
303302
11572
so;e
MEDALLION FINL CORP-
common-
583928106
930559
112795
sole
MERCK & CO INC-
common-
589331107-
8185140
122900
 Sole
METROMEDIA INTL GROUP INC-
common-
591695101
20160
16800
sole
MICROSOFT CORP-
common-
594918104
1427285
27893
sole
MIDDLESEX WATER CO-
common-
596680108
227700
6900
sole
MINNESOTA MINING & MANUFACTURING CO
Common-
604059105
354240
3600
 Sole
MOTOROLA INC -
common-
620076109-
648539
41573
 Sole
NATIONWIDE HEALTH PPTYS INC-
common-
63862014
554916
28240
sole
NEW PLAN EXCEL RLTY TR INC-
common-
648053106
1025573
59975
sole
NORFOLK SOUTHERN CRP
Common-
655844108
277264
17200
 Sole
NOVARTIS AG SPONSORED ADR-
common-
66987V109
243250
6250
sole
NUVEEN PERFORMANCE PLUS MUN FD INC-
common-
67062P108
1090157
76395
sole
PALL CORP -
common-
696429307-
1513773
77829
 Sole
PEPSICO INC-
common-
713448108
1658312
34192
sole
PFIZER INC-
common-
717081103-
7656058
190924
 Sole
PHARMACIA CORPORATION-
common-
71713U102
495300
13000
sole
PHARMACIA CORPORATION PFD-
preferred-
71713U102
909761
22430
sole
PHILIP MORRIS COS -
common-
718154107-
2501036
51792
 Sole
PHILLIPS PETROLEUM CO-
common-
718507106
275094
5100
sole
PICO HOLDINGS INC-
Common-
693366205
388795
35345
sole
PIER 1 INC-
common-
720279108-
430662
51887
 Sole
PIONEER INTEREST SHS-
Common-
723703104
709075
62750
 Sole
POGO PRODUCING CO-
common-
730448107
220900
9400
sole
POWER CORP OF CANADA-
common-
739239101
6154063
279425
sole
PRENTISS PPTYS-
common-
740706106-
467500
17000
 Sole
PRICE LEGACY CORP-
common-
74144P106
57285
18599
sole
PRIMACOM AG SPONSORED ADR-
common-
74154N108
39900
21000
sole
PRIME RETAIL INC-
common-
741570105-
6120
36000
 Sole
PROCTER & GAMBLE CO-
common-
742718109
218370
3000
sole
RAYTHEON CO NEW-
Common-
755111507
1296176
37300
 Sole
RCN CORP -
common-
749361101-
219578
68618
 Sole
REYNOLDS R J TOB HLDGS INC-
common-
76182K105
918925
16082
sole
ROCKWELL INTL CORP-
common-
773903109
849972
57900
sole
ROYAL DUTCH PETROLEUM CO -
common-
780257804-
1796940
35760
 Sole
ROYCE MICRO-CAP OPPTY FUND-
common-
780905832
94599
12563
sole
SAN JUAN BASIN ROYALTY TR-
common-
798241105
211560
20500
sole
SBC COMMUNICATIONS INC-
common-
78387G103
218260
4632
sole
SCHERING PLOUGH CORP -
common-
806605101-
1365697
36811
 Sole
SCHLUMBERGER LTD-
Common-
806857108
729098
15954
 Sole
SCHWAB CHARLES CORP NEW-
common-
808513105-
2651325
230550
 Sole
SCRIPPS CO (E.W.) CL A-
common-
811054204
612450
10055
sole
SEMPRA ENERGY-
common-
816851109
485100
19600
sole
SERVICEMASTER CO-
common-
81760N109-
8588605
774446
 Sole
SOLUCORP INDS LTD-
common-
83437C102
3000
20000
sole
SOUTHERN PAC PETE N L ADR NEW-
common-
843581307
161085
277733
sole
STATE STREET CORP-
common-
857477103
364000
8000
sole
TELEPHONE & DATA SYS INC-
common-
879433100
699235
7415
sole
TEMPLETON FOREIGN FUND-
common-
880196209
165668
19376
sole
TEXACO INC-
common-
881694103
1517815
23351
sole
TEXAS INSTRUMENTS INC-
common-
882508104
207334
8300
sole
TREMONT ADVISERS INC CL B-
common-
894729201
574488
30300
sole
TRW INC-
common-
872649108
1192800
40000
sole
TXU CORP-
common-
873168108
504888
10900
sole
US OFFICE PRODUCTS CO-
common-
912325305
293
56546
sole
UNION PACIFIC CORP-
common-
907818108
356440
7600
sole
UNITED GLOBAL CO CL A-
common-
913247508
32628
13464
sole
UNITED PAN EUROPE CON NV CL A-
common-
3920
14000
sole
USA EDUCATIONAL INC-
common-
90390U102
1007509
12152
sole
UST INC-
common-
902911106
807756
24330
sole
VERIZON COMMUNICATI0NS-
common-
92343V104
1482719
27402
sole
VIACOM INC CL B-
common-
925524308
283176
8208
sole
VIVENDI UNIVERSAL SPONSORED ADR-
common-
92851S204
588646
12700
sole
VLASIC FOODS INTL INC-
Common-
928559103
645
53760
sole
VODAFONE GROUP PLC NEW SPONSORED ADR-
Common-
92857W100
285370
12995
 sole
VORNADO RLTY TR-
common-
929042109
920445
23185
sole
WACHOVIA CORPORATION-
common-
929903102
434248
14008
sole
WAL-MART STORES INC-
common-
931142103
537546
10860
sole
WASHINGTON POST CO CL B -
common-
939640108-
10601970
20396
 Sole
WATER PIK TECHNOLOGIES INC-
Common-
94113U100
125880
15735
sole
WD 40 CO-
common-
929236107
355515
17300
sole
WELLS FARGO & CO NEW-
common-
949746101-
846773
19050
 Sole
WESCO FINANCIAL CORP COM-
common-
950817106-
4387768
15125
 Sole
WESTPAC BANKING CORP ORDS-
common-
Q97417101
68866
10500
sole
WHITE MTNS INS GROUP LTD-
common-
G9618E107
3840156
11532
sole
ZIMMER HOLDINGS INC-
common-
98956P102
235715
8494
sole

TOTAL-259705360

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/SUBMISSION